Property, equipment and software, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total	$ 13,267	$ 7,351
Less: Accumulated depreciation	(4,978)	(1,957)
Net book value	8,289	5,394
Depreciation expenses	3,017	1,308	575
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	3,939	2,471
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	3,635	2,280
Servers [Member]
Property, Plant and Equipment [Line Items]
Total	2,366	784
Office Furniture, Vehicles & Logistics Equipment [Member
Property, Plant and Equipment [Line Items]
Total	2,198	1,144
Software [Member]
Property, Plant and Equipment [Line Items]
Total	$ 1,129	$ 672